UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler

Professionally Managed Portfolios

c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

Boston Common ESG Impact Emerging Markets Fund
BCEMX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Boston Common ESG Impact Emerging Markets Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact Emerging Markets Fund	$48	0.99%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$69,156,892
Number of Holdings	52
Portfolio Turnover	13%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	9.3%
Naspers Ltd.	4.8%
HDFC Bank Ltd.	4.1%
Alibaba Group Holding Ltd.	3.9%
Meituan	3.5%
Bharti Airtel Ltd.	3.4%
Ping An Insurance Group Co. of China Ltd.	3.4%
BYD Co. Ltd.	3.0%
First American Treasury Obligations Fund	2.7%
Shenzhen Inovance Technology Co. Ltd.	2.4%

Top Sectors*	(% of net assets)
Financials	22.7%
Consumer Discretionary	22.1%
Information Technology	19.1%
Industrials	13.6%
Communication Services	7.3%
Consumer Staples	6.3%
Health Care	2.2%
Real Estate	1.5%
Utilities	1.2%
Cash & Other	4.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact Emerging Markets Fund	PAGE 1	TSR-SAR-74316J227

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact Emerging Markets Fund	PAGE 2	TSR-SAR-74316J227

Boston Common ESG Impact International Fund
BCAIX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Boston Common ESG Impact International Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact International Fund	$42	0.86%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$297,057,416
Number of Holdings	59
Portfolio Turnover	15%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Oversea-Chinese Banking Corp. Ltd.	3.8%
Sony Group Corp.	3.7%
Deutsche Telekom AG	3.5%
Mitsubishi UFJ Financial Group, Inc.	3.1%
Novartis AG	2.6%
AstraZeneca PLC	2.4%
ORIX Corp.	2.3%
Roche Holding AG	2.3%
Macquarie Group Ltd.	2.3%
Intesa Sanpaolo SpA	2.3%

Top Sectors*	(% of net assets)
Financials	25.6%
Industrials	18.0%
Health Care	13.9%
Consumer Discretionary	13.7%
Information Technology	10.3%
Consumer Staples	9.4%
Communication Services	5.4%
Utilities	3.5%
Materials	3.3%
Cash & Other	-3.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact International Fund	PAGE 1	TSR-SAR-74316J110

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact International Fund	PAGE 2	TSR-SAR-74316J110

Boston Common ESG Impact US Equity Fund
BCAMX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the Boston Common ESG Impact US Equity Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://bostoncommonfunds.com/literature/. You can also request this information by contacting us at 1-877-777-6944.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Boston Common ESG Impact US Equity Fund	$49	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$63,675,396
Number of Holdings	52
Portfolio Turnover	12%
Visit https://bostoncommonfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Top 10 Issuers	(% of net assets)
Microsoft Corp.	7.2%
Apple, Inc.	7.0%
Alphabet, Inc.	4.9%
NVIDIA Corp.	4.7%
Visa, Inc.	4.4%
Netflix, Inc.	3.8%
Broadcom, Inc.	3.2%
T-Mobile US, Inc.	3.2%
TJX Cos., Inc.	2.8%
First American Treasury Obligations Fund	2.7%

Top Sectors*	(% of net assets)
Information Technology	29.1%
Financials	15.3%
Communication Services	12.9%
Health Care	11.4%
Consumer Discretionary	9.8%
Industrials	7.7%
Consumer Staples	5.8%
Real Estate	2.2%
Materials	1.8%
Cash & Other	4.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://bostoncommonfunds.com/literature/.
Boston Common ESG Impact US Equity Fund	PAGE 1	TSR-SAR-74316J680

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Boston Common Asset Management, LLC documents not be householded, please contact Boston Common Asset Management, LLC at 1-877-777-6944, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Boston Common Asset Management, LLC or your financial intermediary.
Boston Common ESG Impact US Equity Fund	PAGE 2	TSR-SAR-74316J680

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BOSTON COMMON ESG IMPACT FUNDS
Boston Common ESG Impact Emerging Markets Fund
Boston Common ESG Impact International Fund
Boston Common ESG Impact U.S. Equity Fund
Core Financial Statements
March 31, 2025 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Communication Services - 7.3%
Advanced Info Service PCL	149,756	$1,200,697
Bharti Airtel Ltd.	115,724	2,339,509
SK Telecom Co. Ltd. - ADR	42,031	893,579
Tencent Holdings Ltd.	9,695	619,471
		5,053,256
Consumer Discretionary - 22.1%
Alibaba Group Holding Ltd.	162,710	2,692,197
BYD Co. Ltd. - Class H	40,809	2,066,426
Giant Manufacturing Company Ltd.	94,625	404,633
Hyundai Motor Company	4,404	594,848
Meituan - Class B(a)(b)	120,400	2,422,745
MercadoLibre, Inc.(a)	751	1,465,103
Midea Group Co. Ltd. - Class A	110,499	1,196,619
Naspers Ltd. - Class N	13,379	3,317,867
Trip.com Group Ltd. - ADR	17,924	1,139,608
		15,300,046
Consumer Staples - 6.3%
Clicks Group Ltd.	51,647	954,153
Dabur India Ltd.	167,648	991,392
Dino Polska SA(a)(b)	10,922	1,274,830
Kimberly-Clark de Mexico SAB de CV - Class A	422,909	692,914
Raia Drogasil SA	137,678	461,786
		4,375,075
Financials - 22.7%
Alpha Services and Holdings SA	448,527	1,077,288
Axis Bank Ltd.	76,764	984,687
Bancolombia SA - ADR	38,904	1,563,941
BDO Unibank, Inc.	552,189	1,479,259
China Merchants Bank Co. Ltd. - Class H	271,207	1,607,975
HDFC Bank Ltd. - ADR	43,009	2,857,518
Itau Unibanco Holding SA - ADR	182,958	1,006,266
OTP Bank Nyrt	18,769	1,262,814
Ping An Insurance Group Co. of China Ltd. - Class H	390,088	2,328,417
PT Bank Rakyat Indonesia (Persero) Tbk.	6,185,435	1,495,218
		15,663,383
Health Care - 2.2%
Cipla Ltd./India	41,260	693,370
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	26,386	851,537
		1,544,907
Industrials - 13.6%
AirTAC International Group	34,952	887,661
Contemporary Amperex Technology Co. Ltd. - Class A	19,111	668,889
HD Hyundai Electric Co. Ltd.	3,245	662,238

	Shares	Value
Localiza Rent a Car SA	143,563	$845,813
Shenzhen Inovance Technology Co. Ltd. - Class A	180,125	1,694,244
Sungrow Power Supply Company Ltd. - Class A	54,800	525,459
Techtronic Industries Co. Ltd.	49,332	591,208
Voltas Ltd.	67,173	1,142,800
WEG SA	132,655	1,052,602
Weichai Power Co. Ltd. - Class H	645,536	1,359,595
		9,430,509
Information Technology - 19.1%
Advanced Micro-Fabrication Equipment, Inc. China - Class A	17,200	438,788
Delta Electronics, Inc.	145,146	1,605,352
Infosys Ltd. - ADR	90,144	1,645,128
Lenovo Group Ltd.	401,195	545,209
Silergy Corp.	68,600	796,843
SK Hynix, Inc.	9,841	1,311,865
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	38,549	6,399,134
Unimicron Technology Corp.	174,600	497,378
		13,239,697
Materials - 1.0%
Mondi PLC	45,352	673,292
Utilities - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	44,435	795,500
TOTAL COMMON STOCKS (Cost $57,336,196)		66,075,665
REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.5%
Real Estate - 1.5%
Prologis Property Mexico SAB de CV	320,301	1,028,463
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,059,475)		1,028,463
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Treasury Obligations Fund - Class X, 4.26%(c)	1,835,711	1,835,711
TOTAL SHORT-TERM INVESTMENTS (Cost $1,835,711)		1,835,711
TOTAL INVESTMENTS - 99.7% (Cost $60,231,382)		$68,939,839
Other Assets in Excess of Liabilities - 0.3%		217,053
TOTAL NET ASSETS - 100.0%		$69,156,892

The accompanying notes are an integral part of these financial statements.

1

Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $3,697,575 or 5.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

Boston Common ESG Impact International Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.1%
Communication Services - 5.4%
Deutsche Telekom AG	280,286	$10,348,186
Singapore Telecommunications Ltd.	2,240,500	5,682,700
		16,030,886
Consumer Discretionary - 13.7%
Amadeus IT Group SA	37,410	2,864,979
BYD Co. Ltd. - Class H	113,000	5,721,928
Cie Financiere Richemont SA	21,988	3,838,356
Industria de Diseno Textil SA	114,843	5,718,266
Mercedes-Benz Group AG	56,317	3,326,752
Prosus NV - Class N	112,738	5,237,728
Sony Group Corp.	429,605	10,870,298
Taylor Wimpey PLC	2,171,210	3,050,548
		40,628,855
Consumer Staples - 9.4%
Ajinomoto Co., Inc.	243,000	4,810,845
Beiersdorf AG	33,976	4,389,166
Kerry Group PLC - Class A	52,718	5,520,370
Koninklijke Ahold Delhaize NV	110,125	4,113,738
L’Oreal SA	9,557	3,552,280
Unilever PLC - ADR	92,338	5,498,728
		27,885,127
Financials - 25.6%(a)
AIA Group Ltd.	687,650	5,205,424
AXA SA	154,595	6,605,210
Hannover Rueck SE	20,225	6,028,237
ING Groep NV	337,840	6,618,746
Intesa Sanpaolo SpA	1,315,336	6,778,828
Macquarie Group Ltd.	55,755	6,938,541
Mitsubishi UFJ Financial Group, Inc.	680,100	9,272,360
ORIX Corp.	333,747	6,968,272
Oversea-Chinese Banking Corp. Ltd.	870,065	11,150,780
T&D Holdings, Inc.	285,800	6,116,988
Tryg AS	181,720	4,322,841
		76,006,227
Health Care - 13.9%
AstraZeneca PLC	48,783	7,163,565
ConvaTec Group PLC(b)	1,219,757	4,074,687
Hoya Corp.	53,024	5,984,209
Kyowa Kirin Co. Ltd.	211,800	3,091,571
Novartis AG - ADR	70,251	7,831,582
Novo Nordisk AS - Class B	89,913	6,148,101
Roche Holding AG - ADR	168,866	6,948,836
		41,242,551
Industrials - 18.0%
Ashtead Group PLC	47,058	2,544,286
Assa Abloy AB - Class B	157,957	4,742,069
Atlas Copco AB - Class B	297,166	4,178,784
Ferguson Enterprises, Inc.	1	159
Keisei Electric Railway Co. Ltd.	581,700	5,255,660

	Shares	Value
Kurita Water Industries Ltd.	124,837	$3,861,121
Mitsubishi Electric Corp.	355,700	6,559,920
Prysmian SpA	72,016	3,964,277
RELX PLC	101,792	5,113,106
Schneider Electric SE	29,337	6,772,331
Siemens AG	22,950	5,300,233
Vestas Wind Systems AS	138,035	1,909,646
Volvo AB - Class B	107,544	3,155,165
		53,356,757
Information Technology - 10.3%
ASM International NV	5,060	2,305,815
ASML Holding NV	8,844	5,852,744
Keyence Corp.	15,624	6,143,516
Sage Group PLC	211,889	3,326,743
SAP SE - ADR	24,659	6,619,462
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,214	2,525,524
TDK Corp.	363,445	3,808,572
		30,582,376
Materials - 3.3%
Air Liquide SA	23,570	4,477,022
DSM-Firmenich AG	32,080	3,175,869
James Hardie Industries PLC(c)	97,357	2,323,364
		9,976,255
Utilities - 3.5%
SSE PLC	315,620	6,501,289
Veolia Environnement SA	115,206	3,962,156
		10,463,445
TOTAL COMMON STOCKS (Cost $229,720,168)		306,172,479
TOTAL INVESTMENTS - 103.1% (Cost $229,720,168)		$306,172,479
Liabilities in Excess of Other Assets - (3.1)%		(9,115,063)
TOTAL NET ASSETS - 100.0%		$297,057,416

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $4,074,687 or 1.4% of the Fund’s net assets.

(c)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

3

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Communication Services - 12.9%
Alphabet, Inc. - Class A	304	$47,011
Alphabet, Inc. - Class C	19,756	3,086,480
Netflix, Inc.(a)	2,576	2,402,197
T-Mobile US, Inc.	7,542	2,011,527
Verizon Communications, Inc.	14,786	670,693
		8,217,908
Consumer Discretionary - 9.8%
Booking Holdings, Inc.	315	1,451,177
DR Horton, Inc.	4,693	596,621
Home Depot, Inc.	3,453	1,265,490
Ralph Lauren Corp.	5,352	1,181,400
TJX Cos., Inc.	14,431	1,757,696
		6,252,384
Consumer Staples - 5.8%
Colgate-Palmolive Company	8,716	816,689
Costco Wholesale Corp.	1,619	1,531,218
Mondelez International, Inc. - Class A	903	61,269
Procter & Gamble Co.	7,587	1,292,976
		3,702,152
Financials - 15.3%
Ameriprise Financial, Inc.	2,192	1,061,169
Aon PLC - Class A	1,904	759,868
Bank of America Corp.	29,536	1,232,537
CME Group, Inc. - Class A	4,508	1,195,927
Fifth Third Bancorp	19,791	775,807
MetLife, Inc.	10,930	877,570
Morgan Stanley	8,609	1,004,412
Visa, Inc. - Class A	8,018	2,809,988
		9,717,278
Health Care - 11.4%
Amgen, Inc.	2,560	797,568
Danaher Corp.	2,787	571,335
Edwards Lifesciences Corp.(a)	7,335	531,641
Eli Lilly & Co.	2,068	1,707,982
Hologic, Inc.(a)	12,352	762,983
Merck & Co., Inc.	12,129	1,088,699
Regeneron Pharmaceuticals, Inc.	1,227	778,200
Vertex Pharmaceuticals, Inc.(a)	2,045	991,457
		7,229,865
Industrials - 7.7%
Carrier Global Corp.	11,085	702,789
Cummins, Inc.	2,671	837,198
Emerson Electric Company	8,653	948,715
Vertiv Holdings Co. - Class A	8,982	648,501
Wabtec Corp.	4,655	844,184
Xylem, Inc./NY	7,559	902,998
		4,884,385

	Shares	Value
Information Technology - 29.1%(b)
Adobe, Inc.(a)	1,566	$600,608
Analog Devices, Inc.	4,367	880,693
Apple, Inc.	20,119	4,469,033
Broadcom, Inc.	12,130	2,030,926
Intuit, Inc.	1,137	698,106
Micron Technology, Inc.	6,821	592,677
Microsoft Corp.	12,207	4,582,386
NVIDIA Corp.	27,594	2,990,638
Palo Alto Networks, Inc.(a)	3,808	649,797
salesforce.com, Inc.	3,826	1,026,745
		18,521,609
Materials - 1.8%
CRH PLC	4,154	365,427
Ecolab, Inc.	3,155	799,856
		1,165,283
Real Estate - 1.3%
CBRE Group, Inc. - Class A(a)	6,213	812,536
Utilities - 1.3%
American Water Works Co., Inc.	5,759	849,568
TOTAL COMMON STOCKS (Cost $32,457,064)		61,352,968
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%
Real Estate - 0.9%
Digital Realty Trust, Inc.	4,198	601,532
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $512,460)		601,532
SHORT-TERM INVESTMENTS - 2.7%
Money Market Funds - 2.7%
First American Treasury Obligations Fund - Class X, 4.26%(c)	1,730,027	1,730,027
TOTAL SHORT-TERM INVESTMENTS (Cost $1,730,027)		1,730,027
TOTAL INVESTMENTS - 100.0% (Cost $34,699,551)		$63,684,527
Liabilities in Excess of Other Assets - (0.0)%(d)		(9,131)
TOTAL NET ASSETS - 100.0%		$63,675,396

The accompanying notes are an integral part of these financial statements.

4

Boston Common ESG Impact U.S. Equity Fund
Schedule of Investments
March 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

BOSTON COMMON ESG IMPACT FUNDS
Statements of Assets and Liabilities
March 31, 2025 (Unaudited)

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
ASSETS:
Investments, at value	$68,939,839	$306,172,479	$63,684,527
Dividends receivable	252,203	1,145,612	27,143
Foreign currency, at value	7,294	7,080	—
Dividend tax reclaims receivable	3,378	1,186,638	4,751
Interest receivable	3,360	12,846	5,903
Receivable for fund shares sold	2,843	70,891	125
Receivable for investments sold	—	31,327,193	—
Prepaid expenses and other assets	17,149	23,472	22,906
Total assets	69,226,066	339,946,211	63,745,355
LIABILITIES:
Payable to adviser	36,267	196,445	36,264
Payable for fund administration and accounting fees	16,748	74,590	14,860
Payable for custodian fees	8,279	25,557	1,054
Payable for audit fees	4,755	6,298	6,298
Payable for compliance fees	2,239	2,239	2,239
Payable for transfer agent fees and expenses	722	14,987	4,088
Interest payable	135	75	—
Payable for investments purchased	—	18,943	—
Payable for capital shares redeemed	—	388,728	—
Loans payable	—	10,000,000	—
Payable to custodian	—	32,138,979	—
Payable for expenses and other liabilities	29	21,954	5,156
Total liabilities	69,174	42,888,795	69,959
NET ASSETS	$69,156,892	$297,057,416	$63,675,396
Net assets consists of:
Paid-in capital	$67,485,096	$277,690,288	$33,377,821
Total distributable earnings	1,671,796	19,367,128	30,297,575
Total net assets	$69,156,892	$297,057,416	$63,675,396
Net assets	$69,156,892	$297,057,416	$63,675,396
Shares issued and outstanding(a)	3,057,104	9,144,030	973,823
Net asset value per share	$22.62	$32.49	$65.39
Cost:
Investments, at cost	$60,231,382	$229,720,168	$34,699,551
Foreign currency, at cost	$7,274	$7,100	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

6

BOSTON COMMON ESG IMPACT FUNDS
Statements of Operations
For the Period Ended March 31, 2025 (Unaudited)

	Boston Common ESG Impact Emerging Markets Fund	Boston Common ESG Impact International Fund	Boston Common ESG Impact U.S. Equity Fund
INVESTMENT INCOME:
Dividend income	$558,936	$2,925,424	$379,094
Less: Dividend withholding taxes	(52,224)	(258,873)	1,281
Less: Issuance fees	(6,392)	(6,750)	(8)
Interest income	26,396	104,873	25,938
Total investment income	526,716	2,764,674	406,305
EXPENSES:
Investment advisory fee	276,973	1,468,895	253,721
Fund administration and accounting fees	53,556	206,898	47,614
Custodian fees	26,742	59,583	2,853
Federal and state registration fees	11,714	17,706	12,224
Trustees’ fees	10,674	13,795	10,723
Compliance fees	7,212	7,212	7,212
Legal fees	5,158	5,160	5,160
Audit fees	4,831	6,398	6,398
Transfer agent fees	2,923	42,787	13,712
Reports to shareholders	704	9,820	989
Interest expense	135	4,831	—
Other expenses and fees	11,792	26,983	9,730
Total expenses	412,414	1,870,068	370,336
Expense reimbursement by Adviser	(89,688)	(286,175)	(32,041)
Net expenses	322,726	1,583,893	338,295
Net investment income	203,990	1,180,781	68,010
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,753,696)	22,390,823	1,592,588
Taxes withheld	(6,877)	—	—
Foreign currency translation	(30,294)	(225,057)	—
Net realized gain (loss)	(1,790,867)	22,165,766	1,592,588
Net change in unrealized appreciation (depreciation) on:
Investments	(1,962,990)	(43,242,998)	(4,048,668)
Foreign currency translation	(1,335)	(37,078)	—
Net change in unrealized appreciation (depreciation)	(1,964,325)	(43,280,076)	(4,048,668)
Net realized and unrealized gain (loss)	(3,755,192)	(21,114,310)	(2,456,080)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,551,202)	$(19,933,529)	$(2,388,070)

The accompanying notes are an integral part of these financial statements.

7

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets

	Boston Common ESG Impact Emerging Markets Fund		Boston Common ESG Impact International Fund
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$203,990	$759,211	$1,180,781	$7,193,657
Net realized gain (loss)	(1,790,867)	(1,914,308)	22,165,766	(17,587,224)
Net change in unrealized appreciation (depreciation)	(1,964,325)	14,122,017	(43,280,076)	104,245,068
Net increase (decrease) in net assets from operations	(3,551,202)	12,966,920	(19,933,529)	93,851,501
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,335,417)	(869,225)	(9,336,528)	(10,841,346)
Total distributions to shareholders	(1,335,417)	(869,225)	(9,336,528)	(10,841,346)
CAPITAL TRANSACTIONS:
Subscriptions	11,337,729	15,689,135	20,201,965	48,219,870
Reinvestments	461,450	387,430	7,700,194	9,109,616
Redemptions	(1,728,036)	(2,220,357)	(123,834,898)	(192,332,201)
Redemption fees	6	145	395	18,751
Net increase (decrease) in net assets from capital transactions	10,071,149	13,856,353	(95,932,344)	(134,983,964)
Net increase (decrease) in net assets	5,184,530	25,954,048	(125,202,401)	(51,973,809)
NET ASSETS:
Beginning of the period	63,972,362	38,018,314	422,259,817	474,233,626
End of the period	$69,156,892	$63,972,362	$297,057,416	$422,259,817
SHARES TRANSACTIONS
Subscriptions	505,524	761,996	627,371	1,554,426
Reinvestments	20,160	19,057	241,158	295,863
Redemptions	(74,364)	(102,282)	(3,765,545)	(6,204,182)
Total increase (decrease) in shares outstanding	451,320	678,771	(2,897,016)	(4,353,893)

The accompanying notes are an integral part of these financial statements.

8

BOSTON COMMON ESG IMPACT FUNDS
Statements of Changes in Net Assets(Continued)

	Boston Common ESG Impact U.S. Equity Fund
	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
OPERATIONS:
Net investment income (loss)	$68,010	$205,957
Net realized gain (loss)	1,592,588	3,746,705
Net change in unrealized appreciation (depreciation)	(4,048,668)	14,808,484
Net increase (decrease) in net assets from operations	(2,388,070)	18,761,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(4,046,263)	(925,062)
Total distributions to shareholders	(4,046,263)	(925,062)
CAPITAL TRANSACTIONS:
Subscriptions	3,986,605	2,363,551
Reinvestments	3,213,891	714,934
Redemptions	(3,163,351)	(8,700,343)
Net increase (decrease) in net assets from capital transactions	4,037,145	(5,621,858)
Net increase (decrease) in net assets	(2,397,188)	12,214,226
NET ASSETS:
Beginning of the period	66,072,584	53,858,358
End of the period	$63,675,396	$66,072,584
SHARES TRANSACTIONS
Subscriptions	55,094	39.696
Reinvestments	44,988	12,146
Redemptions	(45,121)	(135,411)
Total increase (decrease) in shares outstanding	54,961	(83,569)

The accompanying notes are an integral part of these financial statements.

9

Boston Common ESG Impact Emerging Markets Fund
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$24.55	$19.73	$18.02	$25.02	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.32	0.29	0.35	0.02
Net realized and unrealized gain (loss) on investments(c)	(1.49)	4.95	1.82	(7.24)	—
Total from investment operations	(1.42)	5.27	2.11	(6.89)	0.02
LESS DISTRIBUTIONS FROM:
Net investment income	(0.51)	(0.45)	(0.40)	(0.11)	—
Total distributions	(0.51)	(0.45)	(0.40)	(0.11)	—
Redemption fee per share	0.00(d)	0.00(d)	—	—	—
Net asset value, end of period	$22.62	$24.55	$19.73	$18.02	$25.02
Total return(e)	−5.80%	27.16%	11.72%	−27.64%	0.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,157	$63,972	$38,018	$21,042	$751
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	1.27%(g)	1.45%	1.68%	1.94%	63.49%
After expense reimbursement/ recoupment(f)	0.99%(g)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(f)	0.63%	1.50%	1.43%	1.58%	2.75%
Portfolio turnover rate(e)	13%	25%	20%	36%	0%

(a)	Inception date of the Fund was September 20, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Includes interest expenses relating to Line of Credit. Amounts were $135 or 0.00% for the six months ended March 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

Boston Common ESG Impact International Fund
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$35.07	$28.93	$25.04	$38.56	$32.48	$29.32
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.52	0.56	0.62	0.40	0.23
Net realized and unrealized gain (loss) on investments(b)	(1.84)	6.35	3.69	(12.89)	5.92	3.64
Total from investment operations	(1.74)	6.87	4.25	(12.27)	6.32	3.87
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.73)	(0.36)	(0.65)	(0.24)	(0.71)
Net realized gains	—	—	—	(0.60)	—	—
Total distributions	(0.84)	(0.73)	(0.36)	(1.25)	(0.24)	(0.71)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$32.49	$35.07	$28.93	$25.04	$38.56	$32.48
Total return(d)	−4.92%	24.09%	16.98%	−32.85%	19.48%	13.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$297,057	$422,260	$474,234	$414,237	$495,197	$320,526
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.02%(f)	1.01%(f)	0.97%	0.97%	0.97%	1.00%
After expense reimbursement/ recoupment(e)	0.86%(f)	0.87%(f)	0.86%	0.90%(g)	0.97%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.64%	1.65%	1.86%	1.91%	1.07%	0.75%
Portfolio turnover rate(d)	15%	30%	31%	22%	24%	33%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Includes interest expenses relating to the credit facility (see Note 6). Amounts were $4,831 or less than 0.01% for the six months ended March 31, 2025. $47,906 or 0.01% for the year ended September 30, 2024.

(g)	Prior to March 2, 2022, the expense cap was 1.20%. Effective March 2, 2022, the expense cap became 0.86%
The accompanying notes are an integral part of these financial statements.

11

Boston Common ESG Impact U.S. Equity Fund
Financial Highlights

	Period Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$71.91	$53.73	$48.44	$61.96	$47.97	$43.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.21	0.32	0.15	0.08	0.23
Net realized and unrealized gain (loss) on investments(b)	(2.27)	18.89	8.12	(10.92)	14.10	5.85
Total from investment operations	(2.20)	19.10	8.44	(10.77)	14.18	6.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.30)	(0.12)	(0.06)	(0.19)	(0.27)
Net realized gains	(4.05)	(0.62)	(3.03)	(2.69)	—	(1.53)
Total distributions	(4.32)	(0.92)	(3.15)	(2.75)	(0.19)	(1.80)
Redemption fee per share	0.00(c)	—	—	0.00(c)	—	—
Net asset value, end of period	$65.39	$71.91	$53.73	$48.44	$61.96	$47.97
Total return(d)	−3.56%	35.93%	17.90%	−18.38%	29.62%	14.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,675	$66,073	$53,858	$46,670	$57,492	$43,213
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	1.09%	1.17%(f)	1.17%	1.14%	1.14%	1.27%
After expense reimbursement/ recoupment(e)	1.00%	1.00%(f)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.20%	0.34%	0.60%	0.25%	0.13%	0.50%
Portfolio turnover rate(d)	12%	17%	32%	29%	19%	38%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Includes interest expense related to the credit facility (see Note 6). Amounts were $1,187 or 0.00% for the year ended September 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Emerging Markets Fund, International Fund and the U.S. Equity Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds commenced operations on September 20, 2021, December 29, 2010 and April 30, 2012, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The Funds’ investment objective is to seek long-term capital appreciation. The Funds seek to preserve and build capital over the long-term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADR”) of companies it believes are high quality, sustainable and undervalued. The Emerging Markets Fund and the International Fund invest in European Depositary Receipts and Global Depositary Receipts.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected ICE Data Services Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Emerging Markets Fund and the International Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.
Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Common Asset Management (the “Adviser”) as valuation designee to perform fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

13

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2025. See the Schedules of Investments for sector breakouts.
Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,126,291	$40,949,374	$—	$66,075,665
Real Estate Investment Trusts - Common	1,028,463	—	—	1,028,463
Money Market Funds	1,835,711	—	—	1,835,711
Total Investments	$27,990,465	$40,949,374	$—	$68,939,839

Refer to the Schedule of Investments for further disaggregation of investment categories.
International Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,424,132	$276,748,347	$—	$306,172,479
Total Investments	$29,424,132	$276,748,347	$—	$306,172,479

Refer to the Schedule of Investments for further disaggregation of investment categories.

14

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$61,352,968	$—	$—	$61,352,968
Real Estate Investment Trusts - Common	601,532	—	—	601,532
Money Market Funds	1,730,027	—	—	1,730,027
Total Investments	$63,684,527	$—	$—	$63,684,527

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.
Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds at the most recent fiscal year ended September 30, 2024 had no post-October losses or late year losses. At the most recent fiscal year ended September 30, 2024, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Unlimited Short-Term	$(2,027,480)	$(20,463,696)	$ —
Unlimited Long-Term	(1,854,169)	(52,654,660)	—
	$(3,881,649)	$(73,118,356)	$—

As of March 31, 2025, the Funds did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of March 31, 2025, the Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

15

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

16

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund’s. The Fund’s operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85% for the Emerging Markets Fund, 0.80% for the International Fund and 0.75% for the U.S. Equity Fund based upon the average daily net assets of each Fund. For the six months ended March 31, 2025, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.
The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) of each Fund’s average daily net assets to 0.99% for the Emerging Markets Fund, 0.86% for the International Fund and 1.00% for the U.S. Equity Fund, respectively. Prior to March 2, 2022, the Expense Cap for the International Fund was 1.20%. The Operating Expense Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. Any fees waived and/or Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Adviser, if requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amount of fees waived and expenses absorbed by the Adviser during the six months ended March 31, 2025, are disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Funds, if applicable.
As of March 31, 2025, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following tables. The Adviser may recapture a portion of the unreimbursed amounts no later than the dates stated below.

Year of Expiration	Emerging Markets Fund	International Fund	U.S. Equity Fund
September 30, 2025	$114,599	$338,519	$52,053
September 30, 2026	217,379	530,073	88,702
September 30, 2027	232,015	625,207	105,576
March 31, 2028	89,688	286,175	32,041

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates the Funds’ NAVs, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer of the Funds are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2025, are disclosed in the Statements of Operations.

17

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the six months ended March 31, 2025, the cost of purchases and proceeds from the sales or maturity of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Emerging Markets Fund	$15,933,975	$8,596,705
International Fund	51,895,166	140,508,103
U.S. Equity Fund	7,649,995	8,616,589

For the six months ended March 31, 2025, there were no purchases or sales of U.S. Government obligations in the Funds.
NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Funds during the six months ended March 31, 2025 (estimated) and the year ended September 30, 2024

	March 31, 2025	September 30, 2024
Emerging Markets Fund
Ordinary income	$1,335,417	$869,225
Long-term capital gain	—	—
International Fund
Ordinary income	$9,336,528	$10,841,346
Long-term capital gain	—	—
U.S. Equity Fund
Ordinary income	$552,669	$304,886
Long-term capital gain	3,493,594	620,176

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.
The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended September 30, 2024 were as follows:
Emerging Markets Fund

Cost of investments[1]	$54,405,116
Gross tax unrealized appreciation	12,947,154
Gross tax unrealized depreciation	(3,491,939)
Net tax unrealized appreciation (depreciation)	9,455,215
Undistributed ordinary income	984,849
Undistributed long-term capital gain	—
Total distributable earnings	984,849
Other distributable (accumulated) gains (losses)	(3,881,649)
Total distributable (accumulated) earnings (losses)	$6,558,415

18

BOSTON COMMON ESG IMPACT FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)(Continued)
International Fund

Cost of investments[1]	$308,341,787
Gross tax unrealized appreciation	126,340,782
Gross tax unrealized depreciation	(13,921,768)
Net tax unrealized appreciation (depreciation)	112,419,014
Undistributed ordinary income	9,336,527
Undistributed long-term capital gain	—
Total distributable earnings	9,336,527
Other distributable (accumulated) gains (losses)	(73,118,356)
Total distributable (accumulated) earnings (losses)	$48,637,185

U.S. Equity Fund

Cost of investments[1]	$33,107,594
Gross tax unrealized appreciation	33,378,002
Gross tax unrealized depreciation	(387,838)
Net tax unrealized appreciation (depreciation)	32,990,164
Undistributed ordinary income	248,156
Undistributed long-term capital gain	3,493,588
Total distributable earnings	3,741,744
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$36,731,908

[1]	The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales and PFIC adjustments.
NOTE 6 – CREDIT FACILITY
U.S. Bank N.A. has made available to the Emerging Markets Fund, International Fund and U.S. Equity Fund credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended March 31, 2025, is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended March 31, 2025, was as follows:

	Emerging Markets Fund	International Fund	U.S. Equity Fund
Maximum available credit	$2,000,000	$10,000,000	$2,000,000
Largest amount outstanding on an individual day	387,000	10,000,000	—
Average balance when in use	323,000	4,550,857	—
Credit facility outstanding as of March 31, 2025	—	10,000,000	—
Average interest rate	7.50%	7.64%	0.00%

19

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)
INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 877-777-6944. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov, and the Funds website at www.bostoncommonfunds.com/literature/.
INFORMATION ABOUT THE PORTFOLIO HOLDINGS
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds Form N-PORT reports may also be obtained by calling 877-777-6944.

20

BOSTON COMMON ESG IMPACT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable

21

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date	6/6/2025

By (Signature and Title)	/s/ Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date	6/6/2025

* Print the name and title of each signing officer under his or her signature.